UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2005

Date of reporting period:	10/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Large Capitalization Growth Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.6%
COMMON STOCK
Banks 2.1%
45,000	Citigroup, Inc.	$1,996,650

Biotechnology 1.9%
13,700	Biogen Idec, Inc.(a)	796,792
22,200	Genentech, Inc.(a)	1,010,766

		1,807,558

Chemicals 1.1%
15,700	Potash Corp. of Saskatchewan (Canada)	1,048,603

Communication Equipment 3.7%
53,600	Comverse Technology, Inc.(a)	1,106,304
56,900	Motorola, Inc.	982,094
33,300	QUALCOMM, Inc.	1,392,273

		3,480,671

Computer Software & Services 7.8%
15,500	Apple Computer, Inc.(a)	814,215
125,000	EMC Corp.(a)	1,608,750
130,800	Microsoft Corp.	3,661,092
55,000	VERITAS Software Corp.(a)	1,203,400

		7,287,457

Computers & Business Equipment 6.3%
305,700	Cisco Systems, Inc.(a)	5,872,497

Consumer Finance 3.3%
121,000	MBNA Corp.	3,101,230

Cosmetics & Toiletries 1.1%
23,000	Estee Lauder Cos., Inc. (Class A shares)	987,850

Diversified Telecommunication Services 0.9%
38,500	Sprint Corp.	806,575

Drugs & Healthcare 7.8%
20,000	Amgen, Inc.(a)	1,136,000
29,762	Boston Scientific Corp.(a)	1,050,599
39,200	Caremark Rx, Inc.(a)	1,174,824
48,000	Medtronic, Inc.	2,453,280
54,000	Pfizer, Inc.	1,563,300

		7,378,003

Electric Utilities 1.6%
24,000	TXU Corp.	1,469,280

Electronic Equipment & Instruments 0.9%
34,800	Texas Instruments, Inc.	850,860

Financial Services 7.6%
22,500	Capital One Financial Corp.	1,659,600
27,000	CIT Group, Inc.	1,090,800
18,100	Fannie Mae	1,269,715
11,000	Goldman Sachs Group, Inc. (The)	1,082,180
40,000	Morgan Stanley	2,043,600

		7,145,895

Food & Beverage 0.7%
17,600	Constellation Brands, Inc. (Class A shares)(a)	690,448

Food & Staples Retailing 1.2%
25,000	CVS Corp.	1,086,500

Health Care Equipment & Supplies 2.2%
12,700	C. R. Bard, Inc.	721,360
23,000	Fisher Scientific International, Inc.(a)	1,319,280

		2,040,640

Health Care Providers & Services 0.8%
11,800	CIGNA Corp.	748,828

Hotels, Restaurants & Leisure 0.6%
11,800	Starwood Hotels & Resorts Worldwide, Inc.	563,214

Household Products 1.1%
19,600	Clorox Co. (The)	1,070,160

Industrial Conglomerates 1.1%
34,300	Tyco International Ltd. (Bermuda)	1,068,445

Internet 3.3%
2,400	Google, Inc. (Class A shares)(a)	457,692
100,100	Juniper Networks, Inc.(a)	2,663,661

		3,121,353

Internet & Catalog Retail 3.1%
30,000	eBay, Inc.(a)	2,928,300

IT Services 2.4%
67,000	Cognizant Technology Solutions Corp. (Class A shares)(a)	2,278,000

Machinery 2.2%
16,700	Deere & Co.	998,326
16,200	Ingersoll-Rand Co. (Class A shares) (Bermuda)	1,108,728

		2,107,054

Media 2.9%
20,100	EchoStar Communications Corp., (Class A shares)(a)	635,562
63,700	Time Warner, Inc.(a)	1,059,968
31,400	XM Satellite Radio Holdings, Inc. (Class A shares)(a)	1,014,848

		2,710,378

Oil & Gas 1.7%
11,300	Devon Energy Corp.	835,861

17,600	Praxair, Inc.	742,720

		1,578,581

Oil Field Equipment & Services 3.2%
23,000	Apache Corp.	1,166,100
15,200	BJ Services Co.(a)	775,200
12,700	ConocoPhillips	1,070,737

		3,012,037

Restaurants 2.1%
66,600	McDonald’s Corp.	1,941,390

Retail 5.6%
41,000	Home Depot, Inc. (The)	1,684,280
15,000	Kohl’s Corp.(a)	761,400
28,400	Nordstrom, Inc.	1,226,312
53,400	Staples, Inc.	1,588,116

		5,260,108

Semiconductors & Semiconductor Equipment 13.4%
167,000	Applied Materials, Inc.(a)	2,688,700
85,400	Linear Technology Corp.	3,234,952
36,800	Marvell Technology Group Ltd. (Bermuda)(a)	1,051,376
70,300	Maxim Integrated Products, Inc.	3,092,497
86,500	Xilinx, Inc.	2,646,900

		12,714,425

Software 1.0%
16,200	Adobe Systems, Inc.	907,686

Textiles, Apparel & Luxury Goods 1.3%
14,700	Nike, Inc. (Class B Shares)	1,195,257

Transportation 0.6%
5,900	FedEx Corp.	537,608

	Total long-term investments (cost $90,022,073)	90,793,541

SHORT-TERM INVESTMENT 3.0%
Mutual Funds
2,813,274	Prudential Core Investment Fund-Taxable Money Market Series (cost $2,813,274)	2,813,274

	Total Investments 99.6% (cost $92,835,347)(b)	93,606,815
	Assets in excess of other liabilities 0.4%	337,571

	Net Assets 100.0%	$93,944,386

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $92,238,874; accordingly, net unrealized appreciation on investments for federal income tax purposes was $367,941 (gross unrealized appreciation - $11,271,498; gross unrealized depreciation - $10,903,557). The difference between book and tax basis is primarily attributable to deferred losses on wash sales

Strategic Partners Large Capitalization Value Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS
Aerospace/Defense 3.4%
15,600	Lockheed Martin Corp.	$859,404
5,800	Northrop Grumman Corp.	300,150
21,100	Raytheon Co.	769,728
2,200	United Technologies Corp.	204,204

		2,133,486

Automobiles 0.7%
16,800	Ford Motor Co.	218,904
5,100	General Motors Corp.	196,605

		415,509

Automotive Components 0.6%
1,100	Dana Corp.	16,401
38,180	Delphi Corp.	321,094
1,100	Lear Corp.	59,312

		396,807

Biotechnology
200	OSI Pharmaceuticals, Inc.(a)	12,996

Capital Markets
1,300	E*Trade Financial Corp.(a)	16,770

Chemicals 1.8%
4,200	Air Products & Chemicals, Inc.	223,356
6,900	Dow Chemical Co.	310,086
1,900	Eastman Chemical Co.	90,193
1,000	PPG Industries, Inc.	63,750
7,800	Praxair, Inc.	329,160
3,600	Rohm & Haas Co.	152,604

		1,169,149

Commercial Banks 6.9%
23,600	Bank of America Corp.	1,057,044
8,500	Bank of New York Co., Inc. (The)	275,910
1,400	BB&T Corp.	57,554
700	Compass Bancshares, Inc.	33,439
2,900	First Horizon National Corp.	125,512
1,300	FirstMerit Corp.	33,969
16,770	KeyCorp.	563,304
1,400	Marshall & Ilsley Corp.	58,758
2,200	Mellon Financial Corp.	63,580
3,300	National City Corp.	128,601
6,785	North Fork Bancorporation, Inc.	299,219
1,100	SouthTrust Corp.	47,927
500	SunTrust Banks, Inc.	35,190

7,120	UnionBanCal Corp.	432,540
2,400	US Bancorp	68,664
8,300	Wachovia Corp.	408,443
10,400	Wells Fargo & Co.	621,088
1,100	Zions Bancorp	72,787

		4,383,529

Commercial Services & Supplies 2.1%
28,700	Cendant Corp.	590,933
26,740	Waste Management, Inc.	761,555

		1,352,488

Communications Equipment
200	Motorola, Inc.	3,452

Computers & Peripherals 0.4%
5,600	Dell, Inc.(a)	196,336
600	Lexmark International, Inc.(a)	49,866

		246,202

Consumer Finance 0.3%
6,600	MBNA Corp.	169,158

Consumer Products 0.3%
3,500	Procter & Gamble Co.	179,130

Cosmetics & Toiletries 0.1%
1,900	Gillette Co.	78,812

Diversified Financial Services 2.6%
21,400	CIT Group, Inc.	864,560
20,500	Principal Financial Group, Inc. (The)	774,080

		1,638,640

Diversified Telecommunication Services 0.1%
2,400	Sprint Corp. (FON Group)	50,280

Electric Utilities 8.0%
12,900	Alliant Energy Corp.	340,302
10,314	American Electric Power Co., Inc.	339,640
1,700	Constellation Energy Group, Inc.	69,054
2,600	Edison International	79,300
8,600	Entergy Corp.	562,096
25,308	FirstEnergy Corp.	1,045,980
3,800	FPL Group, Inc.	261,820
51,500	General Electric Co.	1,757,180
5,200	NiSource, Inc.	111,540
2,800	PG&E Corp.(a)	89,712
2,200	Pinnacle West Capital Corp.	93,764
3,900	PPL Corp.	202,800
7,200	Xcel Energy, Inc.	123,120

		5,076,308

Electrical Equipment
100	Cooper Industries Ltd. (Class A shares)	6,390

Electronics
1,300	Altera Corp.(a)	29,549

Exchange Traded Funds 0.1%
880	iShares Russell 1000 Value Index Fund	54,164

Financial Services 4.4%
9,100	Charles Schwab Corp. (The)	83,265
33,500	Citigroup, Inc.	1,486,395
4,200	Countrywide Credit Industries, Inc.	134,106
800	Doral Financial Corp. (Puerto Rico)	33,584
2,800	Goldman Sachs Group, Inc.	275,464
800	Legg Mason, Inc.	50,968
1,300	MBIA, Inc.	75,218
10,900	Morgan Stanley	556,881
2,300	State Street Corp.	103,615

		2,799,496

Food & Staples Retailing 1.2%
29,100	Albertson’s, Inc.	663,771
700	Costco Wholesale Corp.	33,558
1,000	Sysco Corp.	32,270

		729,599

Food Products 2.3%
8,800	Coca-Cola Co.	357,808
100	H.J. Heinz Co.	3,635
9,800	Kraft Foods, Inc. (Class A shares)	326,438
2,000	PepsiCo, Inc.	99,160
14,800	Sara Lee Corp.	344,544
10,200	Unilever PLC ADR	347,718

		1,479,303

Gas & Pipeline Utilities 0.1%
2,200	Valero Energy Corp.	94,534

Health Care Equipment & Supplies 0.4%
1,600	Gilead Sciences, Inc.(a)	55,408
300	Guidant Corp.	19,986
2,500	Merck & Co., Inc.	78,275
600	Pfizer, Inc.	17,370
1,400	Wyeth	55,510

		226,549

Health Care Providers & Services 4.1%
12,900	Aetna, Inc.	1,225,500
1,100	Anthem, Inc.(a)	88,440
12,500	HCA, Inc.	459,125
900	Sepracor, Inc.(a)	41,337
67,500	Tenet Healthcare Corp.(a)	723,600
3,100	Watson Pharmaceuticals, Inc.(a)	86,893

		2,624,895

Homebuilding 0.2%
2,200	D.R. Horton, Inc.	66,000
200	KB HOME	16,450
600	Pulte Homes, Inc.	32,928

		115,378

Hotels, Restaurants & Leisure 3.1%
24,500	Caesars Entertainment, Inc.(a)	438,550
100	Carnival Corp.	5,056
4,400	Hilton Hotels Corp.	87,560
1,200	Mandalay Resort Group	82,560
500	Marriott International, Inc.	27,245
12,000	McDonald’s Corp.	349,800
1,700	Starwood Hotels & Resorts Worldwide, Inc.	81,141
1,000	Wendy’s International, Inc.	33,370
20,000	Yum! Brands, Inc.	870,000

		1,975,282

Household Durables 2.0%
800	Centex Corp.	41,552
25,500	Lennar Corp. (Class A shares)	1,146,990
1,740	Lennar Corp. (Class B shares)	71,827

		1,260,369

Industrial Conglomerates 2.6%
400	3M Co.	31,028
12,400	Hewlett-Packard Co.	231,384
1,900	International Business Machines Corp.	170,525
800	ITT Industries, Inc.	64,912
400	NCR Corp.(a)	22,540
12,900	Oracle Corp.(a)	163,314
30,300	Tyco International Ltd. (Bermuda)	943,845

		1,627,548

Industrial Machinery 0.6%
1,000	Caterpillar, Inc.	80,540
2,100	Deere & Co.	125,538
2,900	Eaton Corp.	185,455

		391,533

Insurance 10.4%
1,200	AFLAC, Inc.	43,056
15,400	Allmerica Financial Corp.(a)	463,540
24,800	Allstate Corp. (The)	1,192,632
3,800	Ambac Financial Group, Inc.	296,628
6,400	Genworth Financial, Inc.	152,704
4,200	Hartford Financial Services Group, Inc. (The)	245,616
42,890	MetLife, Inc.	1,644,832
900	Progressive Corp. (The)	84,195
1,600	Protective Life Corp.	62,880
38,250	St. Paul Cos., Inc.	1,298,970
2,000	Torchmark Corp.	108,040
70,900	UnumProvident Corp.	968,494
500	W.R. Berkley Corp.	21,370

		6,582,957

Internet 0.1%
2,300	Juniper Networks, Inc.(a)	61,203

IT Services 3.1%
2,600	Computer Sciences Corp.(a)	129,142

85,200	Electronic Data Systems Corp.	1,812,204
4,900	Sun Microsystems, Inc.(a)	22,197
100	SunGard Data Systems, Inc.(a)	2,649

		1,966,192

Leisure Equipment & Products 1.1%
20,600	Eastman Kodak Co.	623,768
2,700	International Game Technology	89,208

		712,976

Machinery 0.6%
10,300	SPX Corp.	395,005

Media 2.5%
400	Comcast Corp. (Class A shares)(a)	11,616
2,400	E.W. Scripps Co. (Class A shares)	114,528
1,000	EchoStar Communications Corp. (Class A shares)(a)	31,620
6,900	Fox Entertainment Group, Inc. (Class A shares)(a)	204,654
3,300	Gannett Co., Inc.	273,735
300	Knight-Ridder, Inc.	20,559
7,500	Liberty Media Corp. (Class A shares)(a)	66,900
11,600	Time Warner, Inc.(a)	193,024
14,300	Viacom, Inc. (Class B shares)	521,807
5,600	Walt Disney Co.	141,232

		1,579,675

Metals & Mining 1.2%
21,172	Alcoa, Inc.	688,090
1,600	United States Steel Corp.	58,752

		746,842

Multi-Utilities 0.2%
3,100	SCANA Corp.	115,010

Multi-Utilities & Unregulated Power
5,200	Dynegy, Inc. (Class A shares)(a)	25,636

Multiline Retail 2.3%
42,480	Sears, Roebuck & Co.	1,486,800

Oil & Gas 2.5%
2,200	Baker Hughes, Inc.	94,226
8,788	Sunoco, Inc.	653,476
13,600	Teekay Shipping Corp. (Marshall Islands)	628,320
4,400	Unocal Corp.	183,700

		1,559,722

Oil Field Equipment & Services 5.2%
1,000	Anadarko Petroleum Corp.	67,450
2,100	Chesapeake Energy Corp.	33,768
11,300	ChevronTexaco Corp.	599,578
6,100	ConocoPhillips	514,291
2,700	Devon Energy Corp.	199,719
36,500	Exxon Mobil Corp.	1,796,530
1,400	Occidental Petroleum Corp.	78,162

		3,289,498

Paper & Forest Products 0.9%
100	Bowater, Inc.	3,684
2,100	Georgia-Pacific Group	72,639
400	International Paper Co.	15,404
500	Smurfit-Stone Container Corp.(a)	8,680
400	Temple-Inland, Inc.	23,648
6,700	Weyerhaeuser Co.	419,688

		543,743

Pharmaceuticals 0.5%
1,800	Bristol-Myers Squibb Co.	42,174
3,900	Forest Laboratories, Inc.(a)	173,940
100	Medicis Pharmaceutical Corp. (Class A shares)	4,067
4,000	Schering-Plough Corp.	72,440

		292,621

Railroads & Equipment 0.3%
400	CSX Corp.	14,600
6,100	Norfolk Southern Corp.	207,095

		221,695

Real Estate 2.0%
13,000	Apartment Investment & Management Co.	476,970
200	CenterPoint Properties Trust	9,260
1,500	Kimco Realty Corp.	81,825
6,100	New Century Financial Corp.	336,415
9,160	Plum Creek Timber Co., Inc.	332,416

		1,236,886

Real Estate Investment Trust 1.1%
800	Camden Property Trust	36,320
1,100	CarrAmerica Realty Corp.	35,453
1,800	Duke Realty Corp.	61,380
7,200	Equity Office Properties Trust	202,464
1,200	Equity Residential	40,020
700	General Growth Properties, Inc.	23,093
900	Liberty Property Trust	36,495
1,100	Mack-Cali Realty Corp.	48,587
100	Mills Corp.	5,545
3,200	ProLogis Trust	124,736
600	Rouse Co. (The)	40,020
1,100	United Dominion Realty Trust, Inc.	23,188

		677,301

Retailing 0.9%
900	Abercrombie & Fitch Co. (Class A shares)	35,262
200	CVS Corp.	8,692
2,700	Federated Department Stores, Inc.	136,215
2,900	Home Depot, Inc. (The)	119,132
1,400	Kohl’s Corp.(a)	71,064
1,900	Lowe’s Cos., Inc.	106,932
1,800	May Department Stores Co. (The)	46,908
1,000	Staples, Inc.	29,740

		553,945

Road & Rail 0.6%
5,700	Union Pacific Corp.	358,929

Semiconductors & Semiconductor Equipment 0.1%
400	Analog Devices, Inc.	16,104
1,900	Intersil Corp. (Class A shares)	31,008
300	Xilinx, Inc.	9,180

		56,292

Software 2.7%
46,800	Computer Associates International, Inc.	1,296,828
12,300	Microsoft Corp.	344,277
700	Take-Two Interactive Software, Inc.(a)	23,072
1,000	VERITAS Software Corp.(a)	21,880

		1,686,057

Specialty Retail
500	Ross Stores, Inc.	13,135

Supplier & Networking Equipment 0.1%
17,800	Lucent Technologies, Inc.(a)	63,190
200	Tellabs, Inc.(a)	1,600

		64,790

Telecommunications 2.6%
4,100	BellSouth Corp.	109,347
100	Broadcom Corp.(a)	2,705
5,900	Corning, Inc.(a)	67,555
6,700	Nextel Communications, Inc.(a)	177,483
20,300	SBC Communications, Inc.	512,778
20,200	Verizon Communications, Inc.	789,820

		1,659,688

Textiles, Apparel & Luxury Goods 0.9%
12,400	Jones Apparel Group, Inc.	437,720
1,900	Nike, Inc. (Class B shares)	154,489

		592,209

Thrifts & Mortgage Finance 3.2%
800	Astoria Financial Corp.	31,272
16,300	Freddie Mac	1,085,580
23,355	Washington Mutual, Inc.	904,072

		2,020,924

Tobacco 3.3%
42,740	Altria Group, Inc.	2,071,180

Toys & Sporting Goods 0.3%
4,200	Hasbro, Inc.	74,298
6,500	Mattel, Inc.	113,815

		188,113

Trading Companies & Distributors
100	W.W. Grainger, Inc.	5,859

Utilities Gas & Electric 1.1%
5,300	Consolidated Edison, Inc.	230,285
5,900	Dominion Resources, Inc.	379,488
2,100	Wisconsin Energy Corp.	68,544

		678,317

	Total long-term investments (cost $50,433,665)	62,180,505

SHORT-TERM INVESTMENT 2.0%
Mutual Fund
1,297,018	Dryden Core Investment Fund-Taxable Money Market Series (cost $1,297,018)	1,297,018

	Total Investments 100.2% (cost $51,730,683(b))	63,477,523
	Liabilities in excess of other assets (0.2%)	(124,004)

	Net Assets 100.0%	$63,353,519

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $52,414,334; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,063,189 (gross unrealized appreciation - $12,080,376; gross unrealized depreciation - $1,017,187). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

ADR-American Depository Receipt.

Strategic Partners Small Capitalization Growth Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.5%
COMMON STOCK
Aerospace/Defense 2.3%
3,630	Applied Signal Technology, Inc.	$109,953
1,880	Ceradyne, Inc.(a)	80,633
3,200	DRS Technologies, Inc.(a)	115,904
3,210	Engineered Support Systems, Inc.	154,208

		460,698

Automobiles 0.9%
3,444	Monaco Coach Corp.	61,131
3,512	Winnebago Industries, Inc.	110,277

		171,408

Banks 2.8%
4,900	Nara Bancorp., Inc.	93,639
3,020	PrivateBancorp., Inc.	97,697
2,700	Signature Bank(a)	79,569
9,185	Southwest Bancorp of Texas, Inc.	215,296
1,223	Wintrust Financial Corp.	69,711

		555,912

Biotechnology 2.1%
6,550	Cypress Bioscience, Inc.(a)	68,841
11,960	Nabi Biopharmaceuticals(a)	165,646
6,400	QLT, Inc. (Canada)(a)	106,560
3,400	Rigel Pharmaceuticals, Inc.(a)	81,600

		422,647

Building & Construction 0.7%
2,969	Toll Brothers, lnc.(a)	137,613

Business Services 2.1%
9,964	FTI Consulting, Inc.(a)	186,924
11,600	Kforce, Inc.(a)	122,844
5,620	Marlin Business Services, Inc.(a)	99,053

		408,821

Capital Markets 0.4%
1,985	Piper Jaffray Cos., Inc.(a)	86,804

Commercial Services & Supplies 3.9%
4,513	Education Management Corp.(a)	121,039
6,492	Fair Isaac Corp.	196,058
1,350	Huron Consulting Group, Inc.(a)	26,325
3,680	Laureate Education, Inc.(a)	144,330
4,570	Navigant Consulting, Inc.(a)	113,656
5,550	Providence Service Corp. (The)(a)	102,564
12,000	ThermoGenesis Corp.(a)	67,020

		770,992

Communication Equipment 3.1%
5,909	Andrew Corp.(a)	82,608
8,397	Avocent Corp.(a)	298,933
3,138	Inter-Tel, Inc.	84,726
19,700	NTN Communications, Inc.(a)	52,205
3,490	SafeNet, Inc.(a)	106,899

		625,371

Computer & Peripherals 0.4%
5,700	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	80,142

Construction & Engineering 1.1%
5,497	Jacobs Engineering Group, Inc.(a)	223,893

Electronic Equipment & Instruments 0.5%
2,813	Littelfuse, Inc.(a)	91,760

Electronics & Electronic Components 4.5%
2,930	BEI Technologies, Inc.	87,578
6,236	Benchmark Electronics, Inc.(a)	211,836
2,768	Global Imaging Systems, Inc.(a)	97,434
7,129	Photon Dynamics, Inc.(a)	130,461
3,259	Rogers Corp.(a)	139,876
5,490	Semtech Corp.(a)	114,631
16,800	SRS Labs, Inc.(a)	116,088

		897,904

Energy Equipment & Services 1.8%
2,145	Cooper Cameron Corp.(a)	103,711
3,740	Maverick Tube Corp.(a)	98,624
7,770	Patterson-UTI Energy, Inc.	149,417

		351,752

Exchange Traded Funds 1.1%
3,700	iShares Russell 2000 Growth Index Fund	222,000

Financial Services 3.9%
3,321	Affiliated Managers Group, Inc.(a)	185,445
5,307	Financial Federal Corp.(a)	198,004
2,244	Gabelli Asset Management, Inc. (Class A shares)	103,448
3,604	Jefferies Group, Inc.	144,629
7,150	Saxon Capital, Inc.(a)	137,280

		768,806

Food & Beverage 1.0%
5,199	Performance Food Group Co.(a)	120,928
12,519	SunOpta, Inc. (Canada)(a)	78,745
310	Wild Oats Markets, Inc.(a)	1,885

		201,558

Gaming 1.2%
11,600	Scientific Games Corp.(a)	245,688

Health Care Equipment & Supplies 5.5%
5,748	Advanced Neuromodulation Systems, Inc.(a)	182,959

2,090	ArthroCare Corp.(a)	64,393
6,150	Closure Medical Corp.(a)	104,919
3,441	Edwards Lifesciences Corp.(a)	117,613
4,900	Hologic, Inc.(a)	98,392
1,778	IDEXX Laboratories, Inc.(a)	88,616
4,550	Kindred Healthcare, Inc.(a)	109,655
2,700	PolyMedica Corp.	94,500
5,389	Priority Healthcare Corp. (Class B shares)(a)	97,325
20,100	Spectranetics Corp. (The)(a)	95,073
5,435	Thoratec Corp.(a)	47,719

		1,101,164

Health Care Providers & Services 2.1%
3,880	America Service Group, Inc.(a)	138,787
2,515	AmSurg Corp.(a)	58,826
1,600	Chemed Corp.	96,720
2,390	LifePoint Hospitals, Inc.(a)	77,484
4,544	PSS World Medical, Inc.(a)	51,188

		423,005

Hotels, Restaurants & Leisure 1.6%
8,081	RARE Hospitality International, Inc.(a)	223,924
3,944	Ruby Tuesday, Inc.	97,417

		321,341

Insurance 3.2%
6,900	Affirmative Insurance Holdings, Inc.(a)	116,852
4,862	Infinity Property & Casualty Corp.	151,111
5,045	LabOne, Inc.(a)	151,350
2,180	ProAssurance Corp.(a)	77,804
14,800	Tower Group, Inc.(a)	131,868

		628,985

Internet Software & Services 4.7%
10,714	Digital Insight Corp.(a)	167,781
19,950	Digitas, Inc.(a)	179,550
1,800	Equinix, Inc.(a)	67,842
1,970	InfoSpace, Inc.(a)	103,425
4,100	j2 Global Communications, Inc.(a)	123,615
12,050	Keynote Systems, Inc.(a)	169,483
4,400	Radware, Ltd. (Israel)(a)	108,680
300	Shopping.com Ltd.(a)	8,091

		928,467

IT Services 1.9%
13,178	Ciber, Inc.(a)	119,129
12,150	CNET Networks, Inc.(a)	99,266
7,700	Sypris Solutions, Inc.	106,260
4,041	UNOVA, Inc.(a)	62,029

		386,684

Leisure Equipment & Products 0.7%
8,500	K2, Inc.(a)	137,870

Media 5.3%
5,416	Cox Radio, Inc.(a)	86,114

5,343	Emmis Communications Corp. (Class A shares)(a)	99,914
10,360	Entravision Communications Corp. (Class A Shares)(a)	83,398
2,138	Getty Images, Inc.(a)	126,420
12,100	Image Entertainment, Inc.(a)	65,340
3,850	JupiterMedia Corp.(a)	76,365
11,059	Mediacom Communications Corp. (Class A shares)(a)	72,436
26,358	ValueClick, Inc.(a)	244,866
18,390	ValueVision Media, Inc. (Class A shares)(a)	191,992

		1,046,845

Medical Products & Services 2.8%
6,500	Abaxis, Inc.(a)	84,013
3,140	American Medical Systems Holdings, Inc.(a)	116,494
2,491	INAMED Corp.(a)	132,396
2,890	Intuitive Surgical, Inc.(a)	84,330
2,000	Laserscope(a)	54,120
19,600	Orthovita, Inc.(a)	86,240

		557,593

Metals & Mining 0.2%
2,200	Brush Engineered Materials, Inc.(a)	34,320

Oil & Gas 5.0%
5,830	Cal Dive International, Inc.(a)	206,440
1,555	Forest Oil Corp.(a)	47,428
22,700	Grey Wolf, Inc.(a)	117,586
1,981	Hydril Co.(a)	87,144
6,900	Key Energy Services, Inc.(a)	79,350
6,250	Oil States International, Inc.(a)	114,750
10,700	Superior Energy Services, Inc.(a)	137,923
3,900	Unit Corp.(a)	144,651
2,170	Western Gas Resoures, Inc.	63,559

		998,831

Pharmaceuticals 3.1%
5,900	Alexion Pharmaceuticals, Inc.(a)	105,286
2,200	Atherogenics, Inc.(a)	65,868
6,265	Connetics Corp.(a)	168,403
19,550	Durect Corp.(a)	35,581
2,195	Enzon Pharmaceuticals, Inc.(a)	35,493
3,374	HealthExtras, Inc.(a)	48,147
5,350	Inspire Pharmaceuticals, Inc.(a)	83,781
4,700	Salix Pharmaceuticals, Ltd.(a)	75,341

		617,900

Real Estate Investments Trusts 0.6%
6,250	BioMed Realty Trust, Inc.	113,625

Retail 4.6%
4,133	99 Cents Only Stores(a)	63,690
7,100	Beacon Roofing Supply, Inc.(a)	133,125
11,350	EzCorp., Inc.	88,303
6,661	Fred’s, Inc.	116,767
2,710	Guitar Center, Inc.(a)	120,947
4,787	Jos. A. Bank Clothiers, Inc.(a)	151,940
4,481	Linens ’n Things, Inc.(a)	107,902
3,662	PETCO Animal Supplies, Inc.(a)	130,990

		913,664

Road & Rail 0.5%
3,550	Old Dominion Freight Line, Inc.(a)	99,489

Semiconductors & Semiconductor Equipment 4.2%
4,600	FormFactor, Inc.(a)	107,870
6,617	Intersils Corp.	107,989
7,125	Kopin Corp.(a)	26,078
21,500	LogicVision, Inc.(a)	42,355
5,300	Microsemi Corp.(a)	82,362
9,900	O2Micro International Ltd. (Cayman Islands)(a)	120,383
3,050	Sigmatel, Inc.(a)	89,975
6,400	Silicon Image, Inc.(a)	87,680
2,349	Silicon Laboratories, Inc.(a)	70,400
6,200	Ultratech, Inc.(a)	105,524

		840,616

Software 9.3%
5,492	Altiris, Inc.(a)	149,355
3,273	Catapult Communications Corp.(a)	80,385
8,680	Embarcadero Technologies, Inc.(a)	70,568
6,550	Epicor Software Corp.(a)	100,674
1,646	FactSet Research Systems, Inc.	82,037
6,181	Filenet Corp.(a)	172,018
4,034	Hyperion Solutions Corp.(a)	161,884
15,394	Informatica Corp.(a)	120,227
3,804	Jack Henry & Associates, Inc.	70,907
4,301	Keane, Inc.(a)	67,999
2,139	Kronos, Inc.(a)	104,918
2,287	Macrovision Corp.(a)	61,840
7,100	Merge Technologies, Inc.(a)	127,552
3,020	Open Solutions, Inc.(a)	85,058
7,730	SERENA Software, Inc.(a)	137,130
5,300	Sonic Solutions, Inc.(a)	105,205
12,600	Synplicity, Inc.(a)	63,000
4,600	THQ, Inc.(a)	86,940

		1,847,697

Specialty Retail 2.1%
4,925	Aaron Rents, Inc. (Class B shares)	106,873
17,100	Casual Male Retail Group, Inc.(a)	85,928
4,060	Cost Plus, Inc.(a)	131,137
2,745	Tractor Supply Co.(a)	99,589

		423,527

Textiles, Apparel & Luxury Goods 1.9%
16,989	Ashworth, Inc.(a)	142,707
9,250	Charlotte Russe Holdings, Inc.(a)	122,193
3,070	Oxford Industries, Inc.	113,866

		378,766

Transportation 1.4%
3,778	Forward Air Corp.(a)	155,540
7,600	Vitran Corp., Inc. (Class A shares) (Canada)(a)	124,640

		280,180

	Total long-term investments (cost $17,176,871)	18,804,338

SHORT-TERM INVESTMENT 5.0%
Mutual Fund
998,392	Dryden Core Investment Fund-Taxable Money Market Series (cost $998,392)	998,392

	Total Investments 99.5% (cost $18,175,263(b))	19,802,730
	Other assets in excess of liabilities 0.5%	92,205

	Net Assets 100.0%	$19,894,935

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $18,302,472; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,500,258 (gross unrealized appreciation - $2,662,126; gross unrealized depreciation - $1,161,868). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Small Capitalization Value Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.6%
COMMON STOCKS
Aerospace/Defense 1.6%
6,000	Curtiss-Wright Corp.	$334,860
13,150	Moog, Inc. (Class A shares)(a)	493,520
5,700	Precision Castparts Corp.	342,000

		1,170,380

Airlines 0.5%
20,000	SkyWest, Inc.	341,600

Auto Related 2.6%
16,500	ArvinMeritor, Inc.	307,890
27,200	CSK Auto Corp.(a)	398,208
16,900	Snap-on, Inc.	496,522
10,500	United Auto Group, Inc.	283,500
11,000	Winnebago Industries, Inc.	345,400

		1,831,520

Banks & Savings & Loans 3.7%
7,400	Astoria Financial Corp.	289,266
16,000	Bancorpsouth, Inc.	380,640
29,100	BankUnited Financial Corp. (Class A shares)(a)	865,725
11,000	Commercial Federal Corp.	305,910
4,300	Hibernia Corp. (Class A shares)	124,700
11,970	Old National Bancorp.	296,497
15,000	Susquehanna Bancshares, Inc.	373,050

		2,635,788

Beverages 0.9%
5,000	Adolph Coors Co.	333,500
14,700	Pepsiamericas, Inc.	297,675

		631,175

Biotechnology 0.6%
33,119	Nabi Biopharmaceuticals(a)	458,698

Building Products 0.3%
17,000	Lennox International, Inc.	245,820

Business Services 2.1%
41,400	Administaff, Inc.(a)	474,030
12,300	Global Payments, Inc.	673,548
12,300	Kelly Services, Inc. (Class A shares)	331,055

		1,478,633

Chemicals 3.1%
8,800	Lubrizol Corp.	305,624
22,900	Methanex Corp. (Canada)	361,362
18,000	RPM International, Inc.	317,340
8,300	Scotts Co. (Class A shares)(a)	533,026
14,500	Sensient Technologies Corp.	314,940
8,100	Valspar Corp. (The)	377,946

		2,210,238

Commercial Banks 0.4%
7,500	Hudson United Bancorp.	298,500

Commercial Services & Supplies 1.3%
34,800	Allied Waste Industries, Inc.(a)	283,968
9,000	Banta Corp.	366,120
8,800	Harland (John H.) Co.	283,624

		933,712

Containers & Packaging 0.4%
18,500	Rock-Tenn Co. (Class A shares)	287,675

Diversified Financial Services 5.8%
15,300	Accredited Home Lenders Holding Co.(a)	552,024
39,100	AmeriCredit Corp.(a)	758,540
13,600	Eaton Vance Corp.	593,232
12,000	GATX Corp.	327,360
23,100	Jefferies Group, Inc.	927,003
26,600	Raymond James Financial, Inc.	694,260
2,000	Student Loan Corp.	293,000

		4,145,419

Diversified Manufacturing 0.7%
18,700	Watsco, Inc.	532,202

Drugs & Healthcare 9.0%
8,925	Barr Pharmaceuticals, Inc.(a)	336,026
22,900	Chattem, Inc.(a)	766,234
18,700	Cooper Cos., Inc.	1,315,544
23,000	Covance, Inc.(a)	913,560
18,000	K-V Pharmaceutical Co. (Class A Shares)(a)	358,560
12,000	Owens & Minor, Inc.	314,280
11,600	Pediatrix Medical Group, Inc.(a)	652,500
26,400	Pharmaceutical Product Development, Inc.(a)	1,114,872
26,700	Serologicals Corp.(a)	631,455

		6,403,031

Electric Utilities 1.6%
16,500	Cleco Corp.	300,630
37,650	PNM Resources, Inc.	876,492

		1,177,122

Electrical Equipment 0.8%
13,000	Acuity Brands, Inc.	344,890
10,800	Regal-Beloit Corp.	252,720

		597,610

Electronic Equipment & Instruments 0.8%
34,800	Checkpoint Systems, Inc.(a)	595,080

Electronics 2.8%
25,100	FLIR Systems, Inc.(a)	1,335,571
9,300	Lincoln Electric Holdings, Inc.	310,434
47,500	Sanmina-SCI Corp.(a)	380,000

		2,026,005

Energy Equipment & Services 0.5%
11,500	Tidewater, Inc.	355,695

Food & Staples Retailing 0.9%
18,000	Casey’s General Stores, Inc.	320,400
17,000	Ruddick Corp.	342,210

		662,610

Food Products 1.7%
6,600	Corn Products International, Inc.	324,720
9,100	Fresh Del Monte Produce, Inc. (Cayman Islands)	239,057
7,000	Lancaster Colony Corp.	300,860
7,500	Universal Corporation VA	343,350

		1,207,987

Gas Utilities 2.5%
10,800	Atmos Energy Corp.	278,748
17,800	Cascade Natural Gas Corp.	360,628
7,500	Nicor, Inc.	281,400
9,500	Northwest Natural Gas Co.	301,150
7,100	Peoples Energy Corp.	303,738
9,500	WGL Holdings, Inc.	270,275

		1,795,939

Health Care Equipment & Supplies 0.7%
9,200	Arrow International, Inc.	262,798
5,600	Invacare Corp.	258,608

		521,406

Health Care Providers & Services 1.8%
13,200	Accredo Health, Inc.(a)	303,996
17,400	American Healthways, Inc.(a)	525,132
25,000	Select Medical Corp.	429,750

		1,258,878

Homebuilders 2.2%
32,500	Hovnanian Enterprises, Inc. (Class A shares)(a)	1,220,050
8,000	M/I Homes, Inc.	344,000

		1,564,050

Hotels, Restaurants & Leisure 3.0%
12,000	Bob Evans Farms, Inc.	286,080
10,400	Brinker International, Inc.(a)	335,920
11,700	CEC Entertainment, Inc.(a)	444,834
18,000	Intrawest Corp. (Canada)	350,100
11,000	Landry’s Restaurants, Inc.	297,880
16,600	Sonic Corp.(a)	452,018

		2,166,832

Household Durables 4.6%
16,400	Harman International Industries, Inc.	1,970,952
17,000	Maytag Corp.	295,800
3,850	MDC Holdings, Inc.	295,488
8,000	Meritage Corp.(a)	709,600

		3,271,840

Industrial Conglomerates 1.2%
18,000	Chicago Bridge & Iron Co. N.V. (Netherlands)	557,100
7,500	Teleflex, Inc.	328,425

		885,525

Insurance 4.6%
9,400	American Financial Group, Inc.	278,240
7,500	AmerUs Group Co.	313,350
11,900	Commerce Group, Inc.	602,259
8,850	Delphi Financial Group, Inc. (Class A shares)	361,700
9,000	Landamerica Financial Group, Inc.	440,550
17,100	Philadelphia Consolidated Holding Corp.(a)	991,458
8,100	Protective Life Corp.	318,330

		3,305,887

Leisure 0.9%
22,200	WMS Industries, Inc.(a)	649,350

Leisure Equipment & Products 0.4%
27,100	Callaway Golf Co.	282,653

Machinery 3.3%
10,500	Albany International Corp. (Class A shares)	315,210
15,000	Barnes Group, Inc.	390,000
12,000	Crane Co.	334,440
7,000	Harsco Corp.	339,150
8,000	Tecumseh Products Co. (Class A shares)	346,240
14,000	Valmont Industries, Inc.	304,500
9,500	York International Corp.	302,480

		2,332,020

Marine 1.5%
7,300	Alexander & Baldwin, Inc.	267,582
6,500	Frontline, Ltd. (Bermuda)	325,520
10,000	Teekay Shipping Corp. (Bahamas)	462,000

		1,055,102

Media 0.7%
12,600	Handleman Co.	271,026
32,700	Sinclair Broadcast Group, Inc. (Class A shares)	228,900

		499,926

Metals & Mining 1.8%
19,500	Agnico-Eagle Mines Ltd. (Canada)	301,275
8,700	Arch Coal, Inc.	282,924
18,500	Goldcorp, Inc. (Canada)	256,040

12,000	Massey Energy Co.	323,160
3,200	Quanex Corp.	162,240

		1,325,639

Multi-Utilities & Unregulated Power 2.4%
7,000	Energen Corp.	376,460
11,300	National Fuel Gas Co.	316,626
19,500	ONEOK, Inc.	522,990
11,000	Vectren Corp.	284,570
11,600	Westar Energy, Inc.	243,020

		1,743,666

Multimedia 0.5%
12,500	Scholastic Corp.(a)	379,000

Oil & Gas 7.0%
30,400	Cabot Oil & Gas Corp.	1,286,223
33,800	Chesapeake Energy Corp.	543,504
7,100	Frontier Oil Corp.	174,518
100	Holly Corp.	2,455
30,000	Range Resources Corp.	471,000
16,000	St. Mary Land & Exploration Co.	630,880
26,500	Swift Energy Co.(a)	642,625
7,100	UGI Corp.	274,273
25,000	Vintage Petroleum, Inc.	525,000
13,000	Western Gas Resoures, Inc.	380,770

		4,931,248

Paper & Forest Products 0.4%
6,700	Potlatch Corp.	315,503

Real Estate Investment Trust 4.8%
20,000	Annaly Mortgage Management, Inc.	359,600
13,200	Entertainment Properties Trust	526,680
13,700	Equity One, Inc.	287,563
6,700	First Industrial Realty Trust, Inc.	258,620
6,600	Healthcare Realty Trust, Inc.	266,310
24,600	HRPT Properties Trust	275,274
13,100	Nationwide Health Properties, Inc.	295,667
15,500	New Plan Excel Realty Trust	405,480
6,000	Shurgard Storage Centers, Inc.	238,200
9,600	SL Green Realty Corp.	526,272

		3,439,666

Retail 2.7%
11,800	Borders Group, Inc.	268,922
11,500	Brown Shoe Co., Inc.	313,950
11,200	Burlington Coat Factory Warehouse Corp.	247,184
15,100	Movie Gallery, Inc.	244,318
30,000	Phillips-Van Heusen Co.	683,700
4,900	School Specialty, Inc.(a)	200,508

		1,958,582

Road & Rail 0.8%
8,000	Arkansas Best Corp.	312,720
8,000	USF Corp.	286,720

		599,440

Telecommunications 2.0%
83,900	American Tower Corp. (Class A shares)(a)	1,442,241

Textiles, Apparel, & Luxury Goods 0.7%
7,500	Kellwood Co.	235,950
17,000	Russell Corp.	293,930

		529,880

Thrifts & Mortgage Finance 0.9%
19,000	Fremont General Corp.	408,500
9,020	Washington Federal, Inc.	230,190

		638,690

Tobacco 0.5%
14,000	Loews Corp. - Carolina Group	378,840

Waste Management 0.6%
13,200	Republic Services, Inc.	406,560

	Total long-term investments (cost $52,365,771)	67,904,863

SHORT-TERM INVESTMENT 5.4%
Mutual Fund
3,841,504	Dryden Core Investment - Taxable Money Market Series (cost $3,841,504)	3,841,504

	Total Investments 100.0% (cost $56,207,275(b))	71,746,367
	Liabilities in excess of other assets	(519)

	Net Assets 100.0%	$71,745,848

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $56,267,759; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,478,608 (gross unrealized appreciation - $16,452,736; gross unrealized depreciation - $974,128). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners Total Return Bond Portfolio

Schedule of Investments

As of October 31, 2004 (Unaudited)

Moody ’s Rating	Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 73.1%
ASSET-BACKED SECURITIES 6.0%
			Ace Securities Corp., Ser. 2004-OP1 A2A, F.R.N.
Aaa		$801	2.04%, 4/25/34	$800,678
			Amortizing Residential Collateral Trust, Ser. 2000-BC3, Class A2, F.R.N.,
Aaa		13	2.19%, 9/25/30	13,172
			Bank of America Mortgage Securities, Ser. 2004-2, Class 5A1,
Aaa		175	6.50%, 10/25/19	177,186
			Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11 Class 1A1, F.R.N.,
Aaa		326	5.64%, 2/25/33	325,988
			CS First Boston Mortgage Securities, Ser. 2002-HE16 A2, F.R.N.
Aaa		702	2.26%, 10/25/32	701,993
			Honda Auto Receivables Owner Trust, Ser. 2004-3 A1
NR		500	2.09%, 11/18/05	499,922
			Indymac Adjustable Rate Mortgage Trust, Ser. 2001-H2, Class A1, F.R.N.,
Aaa		26	3.99%, 1/25/32	26,033
			Master Asset Securitization Trust, Ser. 2003-7 Class 1A1,
AAA(a)		843	5.50%, 9/25/33	843,286
			Quest Trust, Ser. 2004-X2, Class A1, F.R.N.
NR		402	2.49%, 6/25/34	401,631
			Residential Funding Mortgage Securities Corp., Ser. 2003-S9, Class A1,
Aaa		303	6.50%, 3/25/32	308,909
			Washington Mutual Mortgage Loan Trust, Ser. 2001-1, Class A, F.R.N.,
Aaa		28	3.50%, 1/25/41	28,532
			Washington Mutual Mortgage Loan Trust, Ser. 2003-AR1, Class 2A, F.R.N.
Aaa		131	5.40%, 2/25/33	132,297
			Washington Mutual Mortgage Loan Trust, Ser. 2003-R1 A1, F.R.N.
Aaa		2,092	2.20%, 12/25/27	2,089,444

			Total asset-backed securities (cost $6,373,521)	6,349,071

CORPORATE BONDS 9.9%
Airlines 0.1%
			United Air Lines,
Ca		300	9.21%, 1/21/24(d)	121,698

Automobiles & Trucks 1.1%
			DaimlerChrysler NA Holding Corp.
A3		1,100	7.40%, 1/20/05	1,111,642

Banking 0.2%
			Citigroup, Inc.
Aa1	JPY	3,000	1.27%, 12/28/04	28,301
			European Investment Bank,
Aaa	JPY	21,000	0.88%, 11/8/04	197,793

				226,094

Financial Services 5.3%
			AIG Sunamerica,
NR	JPY	77,000	1.20%, 1/26/05	726,888
			Bear Stearns Cos., Inc., F.R.N., M.T.N.
A1		$400	2.31%, 11/30/04	400,101
			Ford Motor Credit Corp.,
A3		500	6.75%, 5/15/05	510,496
A3		900	7.50%, 3/15/05	915,949
			General Motors Acceptance Corp.,
A3		1,000	6.875%, 9/15/11	1,040,984
			General Motors Nova Scotia Finance Co.,
Baa1		1,000	6.85%, 10/15/08	1,060,392
			HSBC Bank, F.R.N.
Aa2		500	1.98%, 9/21/07	499,524
			Quest Capital Funding, Inc.,
Caa2		200	7.00%, 8/3/09	190,500
Caa2		200	7.25%, 2/15/11	186,500

				5,531,334

Oil & Gas 0.6%
			El Paso Corp., M.T.N.,
Caa1		700	7.75%, 1/15/32	644,000

Telecommunications 1.3%
			AT&T Corp.,
Ba1		250	8.05%, 11/15/11	286,563
			SBC Communications, Inc.,
A2		1,100	4.21%, 6/5/21	1,111,176

				1,397,739

Utilities 1.3%
			Entergy Gulf States, F.R.N.
Baa3		700	2.81%, 6/18/07	702,489
			Pacific Gas & Electric Co., F.R.N.
Baa2		405	2.72%, 4/3/06	405,497
			TXU Energy Co. LLC, F.R.N.
Baa2		300	2.84%, 1/17/06	300,648

				1,408,634

			Total corporate bonds (cost $10,226,331)	10,441,141

FOREIGN GOVERNMENT OBLIGATIONS 14.7%
			Brazilian Government Bonds,
B2		1,337	8.00%, 4/15/14	1,324,390
			Brazilian Government Bonds, F.R.N.
NR		44	3.13%, 4/15/12	40,284
			Deutsche Bunderepublik,
Aaa	EUR	1,700	3.75%, 1/4/09	2,227,214
Aaa	EUR	900	5.63%, 1/4/28	1,323,705
Aaa	EUR	100	6.50%, 7/4/27	162,709
			Deutschland Republic,
NR	EUR	2,100	5.25%, 7/4/10	2,927,995
			France Government Bond O.A.T.,
NR	EUR	1,300	5.00%, 4/25/12	1,800,040

			German Government Bonds,
AAA(a)	EUR	1,000	6.00%, 1/4/07(a)	1,365,261
			Republic of Italy,
Aa2	JPY	70,000	5.00%, 12/15/04	662,891
			Republic of Panama,
Ba1		$500	8.25%, 4/22/08	548,750
			Republic of Peru,
Ba3		500	9.88%, 2/6/15	578,750
			Russia Government Bond,
NR		1,800	5.00%, 3/31/30	1,800,000
			United Kingdom Treasury,
AAA(a)	GBP	400	5.00%, 3/7/12	745,380

			Total foreign government obligations (cost $14,868,766)	15,507,369

MUNICIPALS 4.6%
			Adams County, Penn.,
Aaa		$1,000	4.75%, 11/15/28	1,006,460
			Chicago, M.B.I.A., Ser. A
Aaa		500	5.00%, 1/1/41	507,765
			Georgia St. Road & Thrwy. Auth. Rev.,
Aaa		400	5.00%, 3/1/21	425,712
			Golden St. Tobacco Securitization, California Tobacco Securitization Rev.,
Baa2		1,100	6.25%, 6/1/33	1,049,334
Baa2		500	6.38%, 6/1/32	472,440
Baa2		300	6.75%, 6/1/39	296,040
			Houston Ind. Sch. Dist.,
Aaa		300	4.75%, 2/15/26	301,221
			South Center Connecticut, Regional Water Authority,
Aaa		715	5.00%, 8/1/26	748,333

			Total municipals (cost $4,623,186)	4,807,305

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 17.9%
			Federal Home Loan Mortgage Corp., (b)
		564	5.00%, 9/15/16	577,363
		447	6.50%, 1/1/17 - 3/1/18	473,559
			Federal National Mortgage Assn., (b)
		22	2.34%, 10/18/30	21,810
		200	3.67%, 5/1/36	203,421
		108	4.44%, 9/1/31	110,591
		4,654	4.50%, 11/15/34 - 11/15/34	4,517,139
		5,650	5.00%, 1/1/19 - 11/15/34	5,632,344
		4,378	5.50%, 2/1/17 - 11/15/34	4,464,683
		678	5.94%, 11/1/11	740,073
		568	6.00%, 5/1/16 - 1/1/23	595,037
		1,385	6.50%, 7/25/31 - 11/15/34	1,460,782
			Government National Mortgage Assn., (b)
		13	2.31%, 9/20/30	13,212
		18	2.34%, 10/16/30	18,290
		67	4.50%, 11/20/29	68,346
		11	8.00%, 8/20/31	11,702
		12	8.50%, 6/15/30	12,942

			Total U.S. government agency mortgage backed securities (cost $18,616,483)	18,921,294

U.S. GOVERNMENT SECURITIES 20.0%
		United States Treasury Bonds,
	950	9.13%, 5/15/18	1,400,137
	250	11.25%, 2/15/15	399,619
		United States Treasury Inflation Notes,
	2,461	2.00%, 1/15/14	2,550,862
	402	2.38%, 1/15/25	420,563
	478	3.38%, 1/15/07	512,583
	3,518	3.625%, 1/15/08	3,880,630
		United States Treasury Notes,
	5,900	1.63%, 4/30/05	5,886,170
	4,000	4.00%, 2/15/14	4,000,156
	2,000	5.00%, 8/15/11	2,159,922

		Total U.S. government securities (cost $20,935,813)	21,210,642

		Total long-term investments (cost $75,644,100)	77,236,822

SHORT-TERM INVESTMENTS 40.6%
COMMERCIAL PAPER 37.8%
		ABN AMRO NA,
P-1	500	1.92%, 1/24/05	497,620
		Anz (Deleware), Inc.,
P-1	1,800	1.85%, 12/8/04	1,796,559
P-1	100	2.02%, 2/14/05	99,394
		Bank of Ireland,
P-1	2,800	1.75%, 12/6/04	2,794,828
		Barclays Funding,
P-1	200	1.73%, 11/15/04	199,864
P-1	2,900	1.79%, 12/8/04	2,894,670
		CDC Corp.,
P-1	2,000	2.04%, 2/16/05	1,987,640
		Danske,
P-1	100	1.76%, 12/9/04	99,808
P-1	1,000	1.84%, 12/20/04	997,410
P-1	200	1.85%, 12/27/04	199,387
		Dexia Delaware LLC,
P-1	200	1.85%, 1/26/05	199,016
		Dexia Deleware LLC,
P-1	300	1.83%, 12/13/04	299,338
P-1	400	2.05%, 12/20/04	398,964
		DNB Bank,
P-1	1,600	1.65%, 11/19/04	1,598,520
P-1	1,600	1.82%, 12/15/04	1,596,365
		EI Du Pont de Nemours,
P-1	100	1.87%, 12/21/04	99,738
P-1	1,200	1.88%, 12/20/04	1,196,892
		European Investment Bank,
P-1	2,900	1.78%, 12/13/04	2,893,600
		Fortis Funding LLC,
P-1	400	2.00%, 1/21/05	398,168
		General Electric Capital Corp.,
P-1	100	1.60%, 11/16/04	99,933
P-1	200	1.79%, 12/16/04	199,534
		HBOS Treasury Services,
P-1	400	1.71%, 11/26/04	399,487
P-1	100	1.77%, 12/7/04	99,810
P-1	400	2.06%, 2/22/05	397,372

		ING US Funding LLC,
P-1	100	1.78%, 12/9/04	99,808
P-1	700	1.81%, 12/16/04	698,374
P-1	2,200	1.84%, 12/21/04	2,194,096
		Rabobank Corp.,
P-1	500	1.96%, 1/28/05	497,495
		Royal Bank of Scotland PLC,
P-1	1,500	1.83%, 12/20/04	1,496,115
		Spintab AB,
P-1	100	1.71%, 12/3/04	99,848
		Svenska Handelsbank,
P-1	900	1.74%, 12/3/04	898,500
P-1	2,200	1.79%, 12/15/04	2,195,001
		Swedbank,
P-1	1,000	1.83%, 12/20/04	997,369
		Swedish National Housing,
P-1	2,900	1.62%, 11/10/04	2,898,821
		UBS Finance LLC,
P-1	200	1.83%, 12/22/04	199,468
P-1	300	1.84%, 12/21/04	299,195
P-1	1,600	1.88%, 12/7/04	1,596,962
P-1	900	1.89%, 11/16/04	899,297
P-1	200	1.95%, 12/3/04	199,672
		Unicredit Delaware Inc.,
P-1	800	1.62%, 11/10/04	799,676
P-1	1,500	1.63%, 11/5/04	1,499,728
		Westpac Trust Securities, Ltd.,
P-1	900	1.68%, 11/26/04	898,845

		Total commercial paper (cost $39,915,375)	39,912,187

	Contracts
OUTSTANDING OPTIONS PURCHASED 0.3%
Call Options 0.2%
	2,100,000	Swap Option 3 month LIBOR expiring 4/27/09 @ 5.75%	190,266

Put Options 0.1%
	134	90 day GBP LIBOR expiring 12/15/04 @ $93	1,535
	47	Euribor Futures expiring 11/23/04 @ $106	598
	20	Euribor Futures expiring 12/13/04 @ $96.50	318
	42	Euro Futures expiring 03/14/05 @ $94	525
	40	Euro Futures expiring 12/13/04 @ $97	250
	2,100,000	Swap Option 3 month LIBOR expiring 4/27/09 @ 6.25%	118,847

			122,073

		Total options purchased (cost $261,025)	312,339

	Principal Amount (000)
U.S. GOVERNMENT AND AGENCY SECURITIES 2.5%
		Federal National Mortgage Assn.,
	$900	1.64%, 11/1/04	900,000
		United States Treasury Bills,
	770	1.58%, 12/2/04(c)	768,950
	970	1.63%, 12/16/04(c)	968,094

		Total U.S. government and agency securities (cost $2,636,975)	2,637,044

	Total short-term investments (cost $42,813,375)	42,861,570

	Total Investments, Before Outstanding Options Written and Securities Sold Short (cost $118,457,475)	120,098,392

Contracts
OUTSTANDING OPTIONS WRITTEN (0.2)%
Call Options (0.1)%
(6,800,000)	Swap Option 3 month LIBOR expiring 7/03/06 @ 6.0%	(81,294)
(90)	United States Treasury Notes, expiring 11/26/04 @ $115	(21,094)

		(102,388)

Put Options (0.1)%
(4)	90 day GBP LIBOR expiring 12/21/05 @ $94.25	(459)
(2,500,000)	Swap Option 3 month LIBOR expiring 10/31/05 @ 4.0%	(31,867)
(2,500,000)	Swap Option 3 month LIBOR expiring 10/31/05 @ 7.0%	(3,177)
(6,800,000)	Swap Option 3 month LIBOR expiring 7/07/04 @ 4.0%	(94,962)
(44)	United States Treasury Notes, expiring 11/26/04 @ $103	(687)
(42)	United States Treasury Notes, expiring 11/26/04 @ $108	(657)
(48)	United States Treasury Notes, expiring 11/26/04 @ $109	(1,500)

		(133,309)

	Total outstanding options written (premiums received $581,992)	(235,697)

Principal Amount (000)
SECURITIES SOLD SHORT (17.9)%
	Federal National Mortgage Assn.,
(600)	6.00%, 11/15/34	(621,938)
	United States Treasury Notes,
(7,100)	3.88%, 2/15/13	(7,102,215)
(1,300)	4.00%, 11/15/12	(1,314,422)
(3,850)	4.38%, 8/15/12	(3,993,624)
(5,500)	4.88%, 2/15/12	(5,894,240)

	Total securities sold short (proceeds $18,734,606)	(18,926,439)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 95.6% (cost $99,140,877(f))	100,936,256
	Other assets in excess of liabilities 4.4%	4,605,483

	Net Assets 100.0%	$105,541,739

F.R.N. – Floating Rate Note.

M.B.I.A. – Municipal Bond Insurance Corporation.

M.T.N. – Medium Term Note.

O.A.T. – European market inflation-linked bonds.

The Fund’s current Prospectus contains a description of Moody’s and Standard Poor’s ratings

(a)	Standard & Poor’s rating.

(b)	Securities with an aggregate market value of $18,921,294, have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 30, 2004:

Number of Contracts	Type	Expiration Date	Value at October 31, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
221	10yr US T-Note	Dec. 2004	$25,097,313	$24,690,359	406,953
56	10yr Euro-Bund	Dec. 2004	8,330,193	8,280,167	50,026
52	10yr US T-Note	Mar. 2005	5,873,563	5,868,688	4,875
44	Euro-BOBL	Dec. 2004	6,287,130	6,222,980	64,150
34	90 Day Euro	Sept. 2005	8,255,200	8,245,000	10,200
20	90 Day Euro Euribor	Dec. 2005	4,845,750	4,793,500	52,250
20	90 Day Euro	Dec. 2004	4,883,750	4,885,000	(1,250)
18	90 Day GBP Libor	Dec. 2004	3,920,253	3,933,597	(13,344)
9	90 Day GBP Libor	Mar. 2005	1,959,508	1,982,508	(23,000)
8	90 Day Euro Euribor	Jun. 2005	1,945,900	1,943,500	2,400
4	90 Day GBP Libor	Dec. 2005	871,442	868,306	3,136
1	5yr US T-Note	Dec. 2004	111,375	107,836	3,539
1	10yr JPN Bond	Dec. 2004	1,300,970	1,285,006	15,964

					$575,899

	Short Positions
5	US Long Bond	Dec. 2004	$569,219	$557,070	$(12,148)

					$563,751

(c)	Rate quoted represents yield-to-maturity as of purchase date.

(d)	Represents issuer in default on interest payments, non-income producing security.

(f)	The United States federal income tax basis of the Fund’s investments was $99,542,154; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,394,102 (gross unrealized appreciation - $2,170,873; gross unrealized depreciation - $776,771). The difference between book and tax basis is primarily attributable to deferred losses on wash sales

Foreign currency exchange contracts outstanding at October 31, 2004:

Purchase Contracts

Description	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euros, 198,000
Expiring 12/09/04	$247,788	$251,866	$4,078

Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros, 2,088,000
Expiring 12/09/04	$2,628,301	$2,656,039	$(27,738)
Pound Sterling, 50,000
Expiring 12/14/04	91,463	91,615	(152)
Japanese Yen, 16,937,000
Expiring 1/27/05	158,445	159,497	(1,052)

	$2,878,209	$2,907,151	$(28,942)

Interest rate swap agreements outstanding at October 31, 2004:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan (1)	3/15/32	EUR	400,000	4.00%	6 month LIBOR	$5,127
JP Morgan (1)	3/15/07	EUR	1,500,000	4.00%	6 month LIBOR	15,632
Merrill Lynch & Co. (1)	3/15/07	EUR	100,000	4.00%	6 month LIBOR	1,781
Goldman Sachs (1)	12/21/07	EUR	1,400,000	4.00%	6 month LIBOR	10,558
Barclays (1)	3/15/07	EUR	400,000	4.00%	6 month LIBOR	6,183
Barclays (1)	12/21/07	EUR	1,300,000	4.00%	6 month LIBOR	13,537
JP Morgan (1)	6/17/10	EUR	800,000	4.00%	6 month LIBOR	14,693
UBS Warburg, LLC (1)	6/17/10	EUR	1,200,000	4.00%	6 month LIBOR	22,040
UBS Warburg, LLC (2)	12/15/14	EUR	7,700,000	5.00%	6 month LIBOR	(559,954)
Barclays (2)	6/18/34	GBP	1,100,000	5.00%	6 month LIBOR	(20,844)
JP Morgan (1)	6/18/34	EUR	1,600,000	6.00%	6 month LIBOR	55,154
Morgan Stanley (2)	6/15/12	JPY	130,000,000	2.00%	6 month LIBOR	(33,630)
Merrill Lynch & Co. (1)	6/15/08	GBP	1,600,000	5.00%	6 month LIBOR	15,021
Barclays (2)	3/15/32	GBP	1,300,000	5.00%	6 month LIBOR	(1,232)
UBS Warburg, LLC (1)	12/15/09		$2,300,000	4.00%	3 month LIBOR	70,271
Goldman Sachs (1)	12/15/09		$2,800,000	4.00%	3 month LIBOR	89,327
Bank of America (1)	1/1/05		$2,400,000	0.00%	1 month LIBOR	11,013
UBS Warburg, LLC (2)	12/16/14		$1,200,000	5.00%	3 month LIBOR	2,120
UBS Warburg, LLC (1)	12/16/19		$1,500,000	6.00%	3 month LIBOR	(1,157)

						$(284,360)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at October 31, 2004:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation Depreciation
Morgan Stanley (1)	12/20/2008	$500,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(1,650)
Merrill Lynch & Co (1)	12/20/2008	100,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(123)
UBS Warburg LLC (1)	12/20/2008	500,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	9,797
Bear Stearns & Co (1)	12/20/2008	100,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,124)
UBS Warburg LLC (1)	12/20/2008	100,000	0.44%	Carnival Corp., 6.15%, due 4/15/08	(513)
Bear Stearns & Co (1)	12/20/2008	100,000	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	98
Lehman Brothers (1)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(79)
Morgan Stanley (1)	12/20/2008	100,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(109)
Bear Stearns & Co (1)	12/20/2008	100,000	0.24%	Deere & Co., 7.85%, due 5/15/10	(97)

Merrill Lynch & Co (1)	12/20/2008	200,000	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(168)
Bank of America Securities LLC (1)	12/20/2008	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(195)
Citigroup (1)	12/20/2008	400,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,902)
Barclays Bank PLC (1)	12/20/2008	400,000	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	603
Morgan Stanley (1)	12/20/2008	300,000	0.21%	Emerson Electric Co,. 6.48%, due 10/15/12	(272)
Morgan Stanley & Co (1)	12/20/2008	100,000	0.22%	Emerson Electric Co,. 7.125%, due 8/15/10	(130)
Citigroup (1)	12/20/2008	300,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	216
Merrill Lynch & Co (1)	12/20/2008	100,000	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	(45)
Lehman Brothers (1)	12/20/2008	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,124)
Bear Stearns & Co (1)	12/20/2008	400,000	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(986)
Lehman Brothers (1)	12/20/2008	400,000	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(232)
Merrill Lynch & Co (1)	12/20/2008	200,000	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(585)
Bear Stearns & Co (1)	12/20/2008	100,000	0.60%	International Paper Co., 6.75%, due 9/1/11	(616)
Lehman Brothers (1)	12/20/2008	400,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(260)
Lehman Brothers (1)	12/20/2008	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(941)
Lehman Brothers (1)	12/20/2008	200,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(154)
Merrill Lynch & Co (1)	12/20/2008	100,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(1,745)
Lehman Brothers (1)	12/20/2008	100,000	0.48%	Northrop Gruman Corp., 7.125%, due 2/15/11	(727)
Merrill Lynch & Co (1)	12/20/2008	100,000	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	(116)
Lehman Brothers (1)	12/20/2008	200,000	0.35%	Radioshack Corp., 7.375%, due 5/15/11	(12)
UBS Warburg LLC (1)	12/20/2008	100,000	0.37%	Radioshack Corp., 7.375%, due 5/15/11	(84)
UBS Warburg LLC (1)	12/20/2008	100,000	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(6)
Morgan Stanley (1)	12/20/2008	100,000	0.53%	The Kroger Co., 4.75%, due 4/15/12	(317)
Barclays Bank PLC (1)	12/20/2008	100,000	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(1,405)
Citigroup (1)	12/20/2008	600,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	313
Bear Stearns & Co (1)	12/20/2008	100,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	13
Lehman Brothers (1)	12/20/2008	200,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	2,208
Lehman Bros. (1)	06/20/2009	800,000	0.40%	Republic of China, 6.80%, due 5/23/11	(3,872)
Bear Stearns & Co (2)	06/20/2005	3,250,000	0.69%	General Motors Corp. 7.125%, due 7/15/13	(4,832)
Bear Stearns & Co (1)	06/20/2005	3,250,000	0.55%	General Motors Corp. 6.875%, due 8/28/12	8,823

					$(4,350)

(1)	Portfolio pays the fixed rate.

(2)	Portfolio receives the fixed rate.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date	December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	December 21, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 21, 2004

*	Print the name and title of each signing officer under his or her signature.